Share-based compensation	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Share-based compensation [Text Block]
22.	Share-based compensation

Share options

In May 2014, the Company adopted a share option plan (the “Plan”) offered to its directors, officers, management, employees and consultants. Options may be granted at an exercise price determined by the Board of Directors but shall not be less than the closing market price of the common shares of the Company on the TSX on the day prior to their grant. No participant shall be granted an option which exceeds 5% of the issued and outstanding shares of the Company at the time of granting of the option. The number of common shares issued to insiders of the Company within one year and issuable to the insiders of the Company at any time under the Plan or combined with all other share compensation arrangements, cannot exceed 8% of the issued and outstanding common shares. The duration and the vesting period are determined by the Board of Directors. However, the expiry date may not exceed 7 years after the date of granting.

The following table summarizes information about the movement of the share options outstanding:

	2017		2016
		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price
		$		$
Balance – January 1	3,063,130	14.25	2,823,333	13.71
Granted (i)	763,400	16.57	1,084,700	13.43
Exercised	(43,970)	14.22	(12,335)	15.22
Exercised – Virginia replacement share options (ii)	(190,471)	11.28	(505,756)	9.50
Expired	(4,333)	15.80	(30,712)	13.77
Forfeited	(50,633)	14.57	(296,100)	14.17
Balance – December 31	3,537,123	14.90	3,063,130	14.25
Options exercisable – December 31	2,051,323	14.57	1,322,729	14.04

(i)	Options were granted to officers, management, employees and consultants.
(ii)	Share options issued as Virginia replacement share options following the acquisition of Virginia Mines Inc. in 2015.

The weighted average share price when share options were exercised during the year ended December 31, 2017 was $15.83 ($15.51 for the year ended December 31, 2016).

The following table summarizes the Company’s share options outstanding as at December 31, 2017:

	Options outstanding			Options exercisable
			Weighted
			average
		Weighted	remaining		Weighted
Exercise		average	contractual		average
price range	Number	exercise price	life (years)	Number	exercise price
$		$			$

8.35 – 9.98	57,391	9.77	4.1	57,391	9.77
10.58 – 10.73	72,075	10.66	5.3	72,075	10.66
13.38 – 14.78	994,860	13.49	3.5	444,860	13.49
14.90 – 15.80	1,680,997	15.33	2.1	1,473,664	15.26
16.66 – 17.84	731,800	16.68	4.4	3,333	17.84
	3,537,123	14.90	3.1	2,051,323	14.57

Share options – Fair value

The options, when granted, are accounted for at their fair value determined by the Black-Scholes option pricing model based on the vesting period and on the following weighted average assumptions:

	2017	2016

Dividend per share	1%	1%
Expected volatility	38%	41%
Risk-free interest rate	1%	1%
Expected life	45 months	45 months
Share price	$16.57	$13.43
Fair value of options granted	$4.58	$3.88

The expected volatility was estimated using Osisko’s historical data from the date of grant and for a period corresponding to the expected life of the options.

Share options issued in 2016 and 2017 are exercisable at the closing market price of the common shares of the Company on the day prior to their grant.

The fair value of the share options is amortized over the vesting period. In 2017, the total share-based compensation related to share options on the statement of income (loss) amounted to $3,211,000 ($4,594,000 in 2016) and share-based compensation capitalized to exploration and evaluation assets amounted to $6,000 ($483,000 in 2016).

Deferred and restricted share units

In April 2014, Osisko adopted a Deferred Share Unit Plan and a Restricted Share Unit Plan. Under the plans, DSU and RSU can be granted to directors, officers and employees as part of their long-term compensation package, entitling them to receive payout in cash. The value of the payout would be determined by multiplying the number of DSU and RSU vested at the payout date by the closing price of the Company’s shares on the day prior to the payout date. The value to be recognized at each reporting date is determined based on the closing price of the Company’s shares and based on applicable terms for performance based and fixed components. The fair value is recognized over the vesting period.

The following table summarizes information about the DSU and RSU movements:

	2017		2016
	DSU	RSU	DSU	RSU

Balance – January 1	175,446	595,076	106,408	440,166
Granted	88,600	231,300	67,602	211,300
Reinvested (dividends on common shares)	2,396	7,260	1,436	5,674
Settled	-	(225,429)	-	-
Forfeited	-	(7,580)	-	(62,064)
Balance – December 31	266,442	600,627	175,446	595,076
Balance – Vested	177,405	-	107,573	-

The DSU granted vest the day prior to the next annual general meeting and are payable at the end of the employment period of each director. The RSU granted vest and are payable three years after the grant date, one half of which depends on the achievement of certain performance measures.

The total share-based compensation expense related to the DSU and RSU plans in 2017 amounted to $7,313,000 ($2,786,000 in 2016).

Deferred and restricted share units – Fair value

The following table summarizes the carrying value of the outstanding DSU and RSU and the fair value of the vested DSU and RSU as at December 31, 2017 and 2016:

	December 31, 2017		December 31, 2016
	Carrying	Intrinsic value	Carrying	Intrinsic value
	value	of vested units	value	of vested units
	$	$	$	$
Current portion	5,632	2,576	4,153	1,408
Non-current portion	2,036	-	1,741	-
	7,668	2,576	5,894	1,408

The carrying value of the DSU and RSU is included in provisions and other liabilities on the consolidated balance sheets (Note 18).